Convertible Notes	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES
NOTE 6:-	CONVERTIBLE NOTES

a.	During 2020, the Company entered into various Convertible Loan Agreements (the “2020 CLAs”) for the issuance of convertible notes in the principal amount of $900 (the “2020 Notes”). In addition, during 2024, the Company received an additional $450 as part of the October 2024 CLA Addendum as described below.

The 2020 Notes bear no interest and, unless previously converted (see below), shall become fully due and payable in cash following one (1) year from each 2020 CLA issuance date.

The 2020 Notes may be converted into the most senior securities of the Company or repaid as follows:

1.	Automatic conversion upon occurrence of a qualified round – upon the closing of a qualified round (transaction or series of related transactions in which shares of the Company having substantially similar rights are issued for an aggregate investment amount of at least $ 3,000), the 2020 Notes shall be automatically be converted into such number of shares of the most senior securities issued in such qualified round, based on a price per share equal to 80% of the lowest price per share actually paid by any investor in the qualified round.

2.	Automatic conversion upon occurrence of a merger and acquisition transaction – upon the closing of merger and acquisition transaction (as defined in the 2020 CLAs), the 2020 Notes shall be automatically converted into Company’s most senior securities, based on a price per share equal to 80% of the lowest price per attributed to such securities in the merger and acquisition transaction.

In October 2021, the Company and 2020 CLA investors reached an agreement according to which, in connection with the raising of a convertibles notes in 2021, the 2020 Notes will be converted into ordinary shares upon the occurrence of an exit event (including an IPO or merger) of the Company based on a price per share equal to 80% at a pre money valuation of $5,150.

On January 3, 2024, the Company extended the due date of the 2020 Notes until April 30, 2024 and, subsequently, further extended from time to time the due date until August 31, 2025. During September 2025, the Company entered into amendments of the 2020 Notes to extend the maturity date until November 30, 2025.

b.	In October 2024, the Company entered into an addendum to the 2020 CLAs (the “October 2024 CLA Addendum”) pursuant to which the Company issued additional notes in the aggregate principal amount of $450 to certain lenders (the “Participating Lenders”). Pursuant to the October 2024 CLA Addendum, the 2020 Notes held by the non-participating lenders will bear interest at 8% per annum until maturity commencing as of July 1, 2024, and the 2020 Notes held by the Participating Lenders commencing on March 31, 2025. In addition, pursuant to the October 2024 CLA Addendum, upon the earlier of March 31, 2025 or occurrence of an IPO, the 2020 Notes principal and accrued interest will be automatically converted into 609,888 ordinary shares based on a pre money valuation of $5,150. In addition, upon conversion of the CLAs to ordinary shares the Company agreed to issue additional 553,640 ordinary shares to the Participating Lenders which represents the additional amount provided by Participating Lenders, the applicable accrued interest and the amount of $340 as a risk premium. On March 31, 2025, the Company and the lenders signed an amendment to the loan agreement to extend the maturity date until the earlier of August 31, 2025 or consummation of an IPO. During September 2025, the Company entered into amendments of the October 2024 CLA Addendum to extend the maturity date until November 30, 2025.

Until IPO consummation, the Company estimated the fair value of the 2020 Notes using the Probability-Weighted Expected Return Method (PWERM). As of the IPO date, the Company estimated the fair value of the 2020 Notes using the share price of the IPO investors (which was $8), at amount of $9,308. For years ended December 31, 2025, 2024 and 2023 the Company recorded an income (expense) of $(4,936), $3,483 and $(2,019), respectively, for the revaluation of such 2020 Notes, within financial income (expense), net in the statements of comprehensive income (loss).

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of 2020 Notes outstanding are as follows:

	December 31, 2025	December 31, 2024
Principal amount	$-	$1,350
Discount rate	-%	30%
Term (years)	-	0.40
Fair value	$-	$4,372

c.	On December 5, 2025, upon the closing of Company’s IPO, the 2020 Notes were converted into 1,163,528 ordinary shares, refer to Note 11.

The following table presents changes in the fair value of the 2020 Notes:

Balance as of January 1, 2023	$6,472
Conversion of the convertible notes raised in 2021 into preferred D-2 shares	(1,086)
Changes in fair value	2,019
Balance as of December 31, 2023	$7,405
Issuance of additional 2020 Notes	450
Changes in fair value	(3,483)
Balance as of December 31, 2024	$4,372
Changes in fair value	4,936
Conversion into Ordinary Shares upon IPO	(9,308)
Balance as of December 31, 2025	$-